UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04993

Nicholas Limited Edition, Inc.

(Exact Name of Registrant as specified in charter)

411 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer

411 East Wisconsin Avenue, Suite 2100

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2024

Date of reporting period: 06/30/2024

Item 1. Report to Stockholders.

(a)

Nicholas Limited Edition, Inc. Class I - NCLEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Key Fund Statistics
(as of June 30, 2024)
Net Assets	$468,012,152
Number of Portfolio Holdings	70
Portfolio Turnover Rate	9.65%
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%
Sector Diversification (As a Percentage of the Portfolio)
(as of June 30, 2024)
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 800-544-6547.

Nicholas Limited Edition, Inc. Class N - NNLEX

Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 800-544-6547.

What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.16%

Key Fund Statistics
(as of June 30, 2024)
Net Assets	$468,012,152
Number of Portfolio Holdings	70
Portfolio Turnover Rate	9.65%
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%
Sector Diversification (As a Percentage of the Portfolio)
(as of June 30, 2024)
Where can I find additional information about the Fund?

Additional information is available on the Fund's website, www.nicholasfunds.com, including its:

  prospectus

  financial information

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 800-544-6547.

(b) Not applicable.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) The schedule of investments in securities of unaffiliated issuers is included as part of the financial statements and financial highlights for open-end management investment companies under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS
June 30, 2024

NICHOLAS LIMITED EDITION, INC.

CONSISTENCY *in a* WORLD *of* CHANGE

WWW.NICHOLASFUNDS.COM

Financial Highlights Class I (NCLEX) For a share outstanding throughout each period

	Six Months Ended 06/30/2024		Years Ended December 31,
	(unaudited)		2023		2022	2021	2020	2019
NET ASSET VALUE, BEGINNING OF PERIOD	$27.77		$24.27		$33.81	$33.07	$28.33	$23.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.00	)(2)	.00	(2)	(.08)	(.17)	(.08)	.06
Net gain (loss) on securities (realized and unrealized)	.78		4.17		(7.95)	6.47	6.51	6.37
Total from investment operations	.78		4.17		(8.03)	6.30	6.43	6.43

LESS DISTRIBUTIONS
From net investment income	—		—		—	—	—	(.06)
From net capital gain	—		(.67)		(1.51)	(5.56)	(1.69)	(1.54)
Total distributions	—		(.67)		(1.51)	(5.56)	(1.69)	(1.60)

NET ASSET VALUE, END OF PERIOD	$28.55		$27.77		$24.27	$33.81	$33.07	$28.33

TOTAL RETURN	2.81%		17.17%		(23.66)%	19.00%	22.73%	27.37%

SUPPLEMNETAL DATA
Net assets, end of period (millions)	$447.5		$442.8		$399.6	$559.2	$507.9	$433.4
Ratio of expenses to average net assets	.86%		.85%		.86%	.85%	.86%	.86%
Ratio of net investment income (loss) to average net assets	(.03)%		.00	%(2)	(.29)%	(.47)%	(.28)%	.22%
Portfolio turnover rate	9.65%		12.38%		27.93%	28.32%	28.16%	21.56%

(1)	Computed based on average shares outstanding.
(2)	The amount rounds to $0.00 or .00%.

The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNLEX) For a share outstanding throughout each period

	Six Months Ended 06/30/2024	Years Ended December 31,
	(unaudited)	2023	2022	2021	2020	2019
NET ASSET VALUE, BEGINNING OF PERIOD	$24.74	$21.75	$30.60	$30.44	$26.24	$21.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss) (1)	(.04)	(.07)	(.15)	(.23)	(.12)	(.01)
Net gain (loss) on securities (realized and unrealized)	.70	3.73	(7.19)	5.95	6.01	5.93
Total from investment operations	.66	3.66	(7.34)	5.72	5.89	5.92

LESS DISTRIBUTIONS
From net investment income	—	—	—	—	—	—
From net capital gain	—	(.67)	(1.51)	(5.56)	(1.69)	(1.54)
Total distributions	—	(.67)	(1.51)	(5.56)	(1.69)	(1.54)

NET ASSET VALUE, END OF PERIOD	$25.40	$24.74	$21.75	$30.60	$30.44	$26.24

TOTAL RETURN	2.67%	16.81%	(23.86)%	18.70%	22.48%	27.09%

SUPPLEMNETAL DATA
Net assets, end of period (millions)	$20.6	$20.9	$17.8	$27.7	$28.0	$30.0
Ratio of expenses to average net assets	1.16%	1.16%	1.13%	1.07%	1.07%	1.11%
Ratio of net investment income (loss) to average net assets	(.34)%	(.31)%	(.57)%	(.70)%	(.48)%	(.03)%
Portfolio turnover rate	9.65%	12.38%	27.93%	28.32%	28.16%	21.56%

(1)	Computed based on average shares outstanding.

The accompanying notes to financial statements are an integral part of these highlights.

Schedule of Investments June 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 92.53%
	Consumer Discretionary - Automobiles & Components — 1.71%
87,440	Dorman Products, Inc.*	$7,999,011

	Consumer Discretionary - Consumer Discretionary Distribution & Retail — 2.40%
8,500	Murphy USA, Inc.	3,990,410
73,550	Ollie’s Bargain Outlet Holdings Inc*	7,220,403
		11,210,813
	Consumer Discretionary - Consumer Durables & Apparel — 1.66%
207,770	La-Z-Boy Incorporated	7,745,666

	Consumer Discretionary - Consumer Services — 2.24%
131,500	Carriage Services Inc.	3,529,460
78,716	Papa John’s International, Inc.	3,698,078
192,620	Wendy’s Company	3,266,835
		10,494,373
	Consumer Staples - Food, Beverage & Tobacco — 2.86%
45,355	J & J Snack Foods Corp.	7,364,291
364,195	Nomad Foods Ltd.	6,001,934
		13,366,225
	Financials - Financial Services — 10.16%
124,635	Cohen & Steers, Inc.	9,043,516
213,210	EVERTEC, Inc.	7,089,231
328,960	i3 Verticals, Inc. Class A*	7,263,437
25,975	Morningstar, Inc.	7,684,704
772,951	Repay Holdings Corp. Class A*	8,162,363
113,530	Shift4 Payments, Inc. Class A*	8,327,425
		47,570,676
	Financials - Insurance — 1.68%
221,100	Baldwin Insurance Group, Inc. Class A*	7,842,417

	Health Care - Health Care Equipment & Services — 11.90%
73,317	Amedisys, Inc.*	6,730,501
175,150	AtriCure, Inc.*	3,988,165
83,653	Encompass Health Corporation	7,176,591
128,303	Globus Medical Inc Class A*	8,787,472

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) June 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 92.53% (continued)
	Health Care - Health Care Equipment & Services — 11.90% (continued)
185,790	InMode Ltd.*	$3,388,810
386,832	Neogen Corp*	6,046,184
97,295	Omnicell, Inc.*	2,633,776
231,050	Option Care Health Inc*	6,400,085
103,529	STAAR Surgical Company*	4,929,016
21,266	UFP Technologies, Inc.*	5,611,459
		55,692,059
	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 4.09%
167,765	Pacira Biosciences, Inc.*	4,799,756
149,595	Prestige Consumer Healthcare Inc*	10,299,616
221,064	Stevanato Group SpA	4,054,314
		19,153,686
	Industrials - Capital Goods — 6.72%
88,706	A. O. Smith Corporation	7,254,377
67,859	Beacon Roofing Supply, Inc.*	6,141,239
18,021	Comfort Systems USA, Inc.	5,480,547
135,882	Construction Partners, Inc. Class A*	7,502,045
70,945	Donaldson Company, Inc.	5,076,824
		31,455,032
	Industrials - Commercial & Professional Services — 14.58%
246,150	ExlService Holdings, Inc.*	7,719,264
79,395	Exponent, Inc.	7,552,052
88,000	ICF International, Inc.	13,064,480
430,045	OPENLANE, Inc.*	7,134,447
28,678	Paylocity Holding Corp.*	3,781,194
174,361	RB Global, Inc.	13,314,206
46,520	Tetra Tech, Inc.	9,512,410
116,915	WNS (Holdings) Limited Sponsored ADR*	6,138,037
		68,216,090
	Industrials - Transportation — 2.76%
129,965	Knight-Swift Transportation Holdings Inc. Class A	6,487,853
348,869	Marten Transport, Ltd.	6,436,633
		12,924,486

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) June 30, 2024 (unaudited)

Shares or Principal Amount		Value
COMMON STOCKS — 92.53% (continued)
	Information Technology - Semiconductors & Semiconductor Equipment — 3.56%
58,165	Lattice Semiconductor Corporation*	$3,372,989
32,611	Onto Innovation, Inc.*	7,160,071
87,185	Power Integrations, Inc.	6,119,515
		16,652,575
	Information Technology - Software & Services — 21.33%
84,870	Altair Engineering Inc. Class A*	8,324,050
129,995	BlackLine, Inc.*	6,298,258
38,110	CyberArk Software Ltd.*	10,420,036
100,050	Descartes Systems Group Inc.*	9,688,842
139,895	Five9, Inc.*	6,169,369
363,571	Grid Dynamics Holdings, Inc. Class A*	3,821,131
131,623	nCino Inc*	4,139,543
197,240	PowerSchool Holdings, Inc. Class A*	4,416,204
203,015	Q2 Holdings, Inc.*	12,247,895
46,906	Qualys, Inc.*	6,688,796
47,284	SPS Commerce, Inc.*	8,896,957
150,650	Tenable Holdings, Inc.*	6,565,327
172,675	Varonis Systems, Inc.*	8,283,220
53,228	Workiva Inc. Class A*	3,885,112
		99,844,740
	Information Technology - Technology Hardware & Equipment — 2.17%
94,491	ePlus inc.*	6,962,097
19,675	Novanta Inc*	3,209,189
		10,171,286
	Materials - Materials — 1.79%
59,500	AptarGroup, Inc.	8,378,195

	Real Estate - Equity Real Estate Investment Trusts (REITs) — 0.92%
109,550	NexPoint Residential Trust, Inc.	4,328,321

	TOTAL COMMON STOCKS (cost $289,734,005)	433,045,651

The accompanying notes to financial statements are an integral part of this schedule.

Schedule of Investments (continued) June 30, 2024 (unaudited)

Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS — 7.54%
	Money Market Deposit Account – 2.43%
$11,366,114	U.S. Bank Money Market — 5.24%	$11,366,114

	Money Market Fund — 1.28%
6,000,000	Morgan Stanley Institutional Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield, 5.20%	6,000,000

	U.S. Government Securities — 3.83%
6,000,000	U.S. Treasury Bill 07/02/2024, 1.777%	5,999,127
6,000,000	U.S. Treasury Bill 08/01/2024, 5.004%	5,972,978
6,000,000	U.S. Treasury Bill 09/03/2024, 5.200%	5,944,107
		17,916,212

	TOTAL SHORT-TERM INVESTMENTS (cost $35,283,284)	35,282,326
	TOTAL INVESTMENTS (cost $325,017,289) — 100.07%	468,327,977
	LIABILITIES, NET OF OTHER ASSETS — (0.07)%	(315,825)
	TOTAL NET ASSETS (basis of percentages disclosed above) — 100%	$468,012,152

*	Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities June 30, 2024 (unaudited)

ASSETS
Investments in securities at value (cost $325,017,289)	$468,327,977
Receivables
Dividend and interest	116,101
Capital stock subscription	22,710
Total receivables	138,811
Other	23,596
Total assets	468,490,384

LIABILITIES
Payables
Due to adviser
Management fee	283,854
Accounting and administrative fee	6,245
Total due to adviser	290,099
Capital stock redemption	127,420
12b-1 and servcing fee	16,464
Other payable and accrued expense	44,249
Total liabilities	478,232
Total net assets	$468,012,152

NET ASSETS CONSIST OF
Paid in capital	$304,673,970
Accumulated distributable earnings	163,338,182
Total net assets	$468,012,152

CLASS I
Net assets	$447,455,520
Shares outstanding	15,671,935
NET ASSET VALUE PER SHARE ($.01 par value, 39,000,000 shares authorized), offering price and redemption price	$28.55

CLASS N
Net assets	$20,556,632
Shares outstanding	809,465
NET ASSET VALUE PER SHARE ($.01 par value, 11,000,000 shares authorized), offering price and redemption price	$25.40

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations For the six months ended June 30, 2024 (unaudited)

INCOME
Dividend (net of foreign taxes of $18,989)	$1,249,023
Interest	649,505
Total income	1,898,528

EXPENSES
Management fee	1,730,471
Transfer agent fees	60,910
Administration services	38,070
Registration fees	27,750
Accounting & pricing services	27,337
12b1 fees - Class N	23,502
Audit and tax fees	22,085
Custodian fees	11,971
Printing	10,846
Directors’ fees	10,838
Legal fees	9,411
Insurance	8,993
Servicing fees - Class N	8,266
Postage and mailing	4,368
Other operating expenses	12,501
Total expenses	2,007,319
Net investment loss	(108,791)

NET REALIZED GAIN ON INVESTMENTS	17,833,435

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(4,805,497)
Net realized and unrealized gain (loss) on investments	13,027,938
Net increase (decrease) in net assets resulting from operations	$12,919,147

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets For the six months ended June 30, 2024 (unaudited) and the year ended December 31, 2023

	Six Months Ended 6/30/2024 (unaudited)	Year Ended 12/31/2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(108,791)	$(34,893)
Net realized gain on investments	17,833,435	14,048,374
Change in net unrealized appreciation/depreciation on investments	(4,805,497)	55,882,600
Net increase (decrease) in net assets resulting from operations	12,919,147	69,896,081

DISTRIBUTIONS TO SHAREHOLDERS FROM
Investment operations - Class I	—	(10,552,822)
Investment operations - Class N	—	(551,328)
Total distributions	—	(11,104,150)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares issued - Class I (335,556 and 656,813 shares, respectively)	9,396,093	17,193,609
Reinvestment of distributions - Class I (0 and 317,495 shares, respectively)	—	8,915,240
Cost of shares redeemed - Class I (609,876 and 1,494,661 shares, respectively)	(17,125,270)	(39,305,698)
Proceeds from shares issued - Class N (82,661 and 228,302 shares, respectively)	2,061,397	5,381,746
Reinvestment of distributions - Class N (0 and 21,870 shares, respectively)	—	547,198
Cost of shares redeemed - Class N (118,457 and 221,075 shares, respectively)	(2,953,742)	(5,197,543)
Change in net assets derived from capital share transactions	(8,621,522)	(12,465,448)
Total increase (decrease) in net assets	4,297,625	46,326,483

NET ASSETS
Beginning of period	463,714,527	417,388,044
End of period	$468,012,152	$463,714,527

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements June 30, 2024 (unaudited)

These financial statements have been prepared pursuant to reporting rules for interim financial statements. Accordingly, these financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for annual financial statements. These financial statements should be read in conjunction with the financial statements and financial highlights and notes in the Fund’s Annual Report on Form N-CSR for the year ended December 31, 2023.

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

(1)	Summary of Significant Accounting Policies —

Nicholas Limited Edition, Inc. (the “Fund”) is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The primary objective of the Fund is long-term growth. The following is a summary of the significant accounting policies of the Fund:

(a)

Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price. For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price. Investments in shares of open-end mutual funds, including money market funds, are valued at their daily closing net asset value. Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors. Short-term investments are valued using evaluated bid prices. Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of Directors. The Board of Directors has delegated fair value responsibilities to Nicholas Company, Inc., the Fund’s adviser. The Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year. Investment transactions for financial statement purposes are recorded on trade date.

In accordance with Accounting Standards Codification (“ASC”) 820-10, “Fair Value Measurement” (“ASC 820-10”), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the

Notes to Financial Statements (continued) June 30, 2024 (unaudited)

risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical investments

Level 2 -

other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2024 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 –
Common Stocks(1)	$433,045,651
Money Market Deposit Account	11,366,114
Money Market Fund	6,000,000
Level 2 –
U.S. Government Securities	17,916,212
Level 3 –
None	—
Total	$468,327,977

(1)	See Schedule of Investments for further detail by industry.

The Fund did not hold any Level 3 investments during the period.

(b)	Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

(c)	Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Non-cash dividends, if any, are recorded at value

Notes to Financial Statements (continued) June 30, 2024 (unaudited)

on date of distribution. Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.

Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for 12b-1 fees and shareholder servicing fees and certain other fees and expenses related to one class of shares.

Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus. During the period, the 12b-1 fee was 0.23% through May 14, 2024. From May 15, 2024 through period end, the 12b-1 fee was 0.22%. During the period, the service fee was 0.08%. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.

(d)

Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(e)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. Distributions from net investment income are generally declared and paid at least annually. Distributions of net realized capital gain, if any, are declared and paid at least annually.

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for financial reporting purposes. Financial reporting records are adjusted for permanent book-to-tax differences to reflect tax character.

The tax character of distributions paid during the six months ended June 30, 2024 and the year ended December 31, 2023 was as follows:

	06/30/2024	12/31/2023
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	—	11,104,150
Total distributions paid	$—	$11,104,150

Notes to Financial Statements (continued) June 30, 2024 (unaudited)

The following information for the Fund is presented on an income tax basis as of December 31, 2023.

Investment cost for federal tax purposes	$315,352,579

Unrealized appreciation	$175,208,864
Unrealized depreciation	(27,181,367)
Net unrealized appreciation	$148,027,497

The differences between financial statement and tax-basis cost is attributable primarily to the Fund’s holdings in REITs.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of June 30, 2024. Also, the Fund recognized no interest and penalties related to uncertain tax benefits during the period ended June 30, 2024. At June 30, 2024, the fiscal years 2020 through 2023 remain open to examination in the Fund’s major tax jurisdictions.

(f)

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) ASC 946,”Financial Services - Investment Companies.” U.S. GAAP guidance requires management to make estimates and assumptions that effect the amounts reported in the financial statements and accompanying notes. Actual results could differ from estimates.

(g)

In the normal course of business the Fund enters into contracts that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

(h)

In connection with the preparation of the Fund’s financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of June 30, 2024. There have been no material subsequent events since June 30, 2024 that would require adjustment to or additional disclosure in these financial statements.

(2)	Related Parties —

(a)	Investment Adviser and Management Agreement —

The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the “Adviser”) to serve as investment adviser and manager. Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of 0.75% of the average net asset value.

The Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an

Notes to Financial Statements (continued) June 30, 2024 (unaudited)

annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.

(b)	Legal Counsel —

A director of the Adviser is affiliated with a law firm that provides services to the Fund. The Fund incurred expenses of $5,856 for the period ended June 30, 2024 for legal services rendered by this law firm.

(3)	Investment Transactions —

For the period ended June 30, 2024, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $21,037,617 and $32,277,052, respectively.

Approval of Investment Advisory Contract (unaudited)

A discussion of the Approval by the Board of Directors of the Fund’s Investment Advisory Contract can be found in the Fund’s Annual Report dated December 31, 2023.

Information on Proxy Voting (unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 or 414-276-0535. It also appears in the Fund’s Statement of Additional Information, which can be found on the SEC’s website, www.sec.gov. A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund’s website, www.nicholasfunds.com, and the SEC’s website, www.sec.gov.

Nicholas Funds Services Offered (unaudited)

●	IRAs

●	Traditional	●	SIMPLE
●	Roth	●	SEP

●	Coverdell Education Accounts

●	Automatic Investment Plan

●	Direct Deposit of Dividend and Capital Gain Distributions

●	Systematic Withdrawal Plan

●	Monthly Automatic Exchange between Funds

●	Telephone Purchase and Redemption

●	Telephone Exchange

●	24-hour Automated Account Information (800-544-6547)

●	24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds (800-544-6547).

Directors and Officers

DAVID O. NICHOLAS, President and Director

JOHN A. HAUSER, Director

DAVID P. PELISEK, Director

JULIE M. VAN CLEAVE, Director

RYAN P. BUSHMAN, Senior Vice President

JENNIFER R. KLOEHN, Senior Vice President,
Treasurer and Chief Compliance Officer

LAWRENCE J. PAVELEC, Senior Vice President and Secretary

Investment Adviser

NICHOLAS COMPANY, INC.

Milwaukee, Wisconsin

www.nicholasfunds.com

414-276-0535 or 800-544-6547

Accountant
Dividend Disbursing Agent
Transfer Agent

U.S. BANCORP FUND SERVICES, LLC

Milwaukee, Wisconsin

414-276-0535 or 800-544-6547

Distributor

QUASAR DISTRIBUTORS, LLC

Portland, Maine

Custodian

U.S. BANK N.A.

Milwaukee, Wisconsin

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

Milwaukee, Wisconsin

Counsel

MICHAEL BEST & FRIEDRICH LLP

Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

(b) Included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There have been no such changes in or disagreements with accountants as contemplated by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers, and other persons covered by Item 10 is disclosed in the Statement of Operations included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the investment advisory contract is included under Item 7.(a) Financial Statements and Financial Highlights for Open-End Management Investment Companies of this Report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Applicable only to closed-end funds.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to this filing.

Item 19. Exhibits.

(a)(1) Applicable only to annual reports.

(a)(2) Not applicable to this filing.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, attached hereto as EX-99.CERT.

(a)(4) Change in the registrant’s independent public accountant.

Not applicable to this filing.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Limited Edition, Inc.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David O. Nicholas
Name:	David O. Nicholas
Title:	Principal Executive Officer

Date:	August 30, 2024

By:	/s/ Jennifer R. Kloehn
Name:	Jennifer R. Kloehn
Title:	Principal Financial Officer

Date:	August 30, 2024